GENERAL (Tables)	12 Months Ended
Dec. 31, 2023
GENERAL
Summary of licenses

License	License No.	Type of service	Grant date/latest renewal date
License to operate internet telephone services for public purpose	127/KEP/DJPPI/ KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate internet service provider	2176/KEP/M.KOMINFO/ 12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/M.KOMINFO/ 16/2017	Content service provider	May 16, 2017
License for the implementation of internet interconnection services	1004/KEP/M.KOMINFO/ 2018	Internet interconnection services	December 26, 2018
License to operate data communication system services	046/KEP/M.KOMINFO/ 02/2020	Data communication system services	August 3, 2020
License of IPTV service provider	022/KEP/M.KOMINFO/02/2021	Multimedia IPTV service provider	February 25, 2021
License of electronic money issuer and money transfer	Bank Indonesia License 23/587/DKSP/Srt/B	Electronic money and money transfer service	July 1, 2021
License to operate fixed network long distance direct line	073/KEP/M.KOMINFO/02/2021	Fixed network long distance direct line	August 23, 2021
License to operate fixed international network	082/KEP/M.KOMINFO/ 02/2021	Fixed international network	October 8, 2021
License to operate fixed closed network	094/KEP/M.KOMINFO/ 02/2021	Fixed closed network	December 9, 2021
License to operate circuit switched-based local fixed line network	095/KEP/M.KOMINFO/ 02/2021	Circuit switched-based and packet switched-based local fixed line network	December 9, 2021

Summary of Boards of Commissioners and Directors

	2022	2023
President Commissioner/ Independent Commissioner	Bambang Permadi Soemantri Brojonegoro	Bambang Permadi Soemantri Brojonegoro
Independent Commissioner	Wawan Iriawan	Wawan Iriawan
Independent Commissioner	Bono Daru Adji	Bono Daru Adji
Independent Commissioner	Abdi Negara Nurdin	Abdi Negara Nurdin*
Commissioner	Arya Mahendra Sinulingga	Arya Mahendra Sinulingga
Commissioner	Marcelino Rumambo Pandin	Marcelino Rumambo Pandin
Commissioner	Ismail	Ismail
Commissioner	Rizal Mallarangeng	Rizal Mallarangeng
Commissioner	Isa Rachmatarwata	Isa Rachmatarwata
Commissioner	-	Silmy Karim
President Director	Ririek Adriansyah	Ririek Adriansyah
Director of Enterprise & Business Service	F.M. Venusiana R.	F.M. Venusiana R.
Director of Digital Business	Muhamad Fajrin Rasyid	Muhamad Fajrin Rasyid
Director of Human Capital Management	Afriwandi	Afriwandi
Director of Finance & Risk Management	Heri Supriadi	Heri Supriadi
Director of Network & IT Solution	Herlan Wijanarko	Herlan Wijanarko
Director of Strategic Portfolio	Budi Setyawan Wijaya	Budi Setyawan Wijaya
Director of Wholesale & International Services	Bogi Witjaksono	Bogi Witjaksono
Director of Group Business Development	-	Honesti Basyir
Director of Consumer Service	F.M. Venusiana R.	-
*

Based on Notification Letter of VP Investor Relations No. Tel.03/LP 000/DCI-M0200000/2024 addressed to Indonesian Financial Services Authority regarding the Resignation of the Company’s Independent Commissioners, starting from January 19, 2024, Mr. Abdi Negara Nurdin no longer serve as the Company's Independent Commissioner.

Summary of Audit Committee, Corporate Secretary, and Internal Audit
	2022	2023
Chairman	Bono Daru Adji	Bono Daru Adji
Member	Bambang Permadi Soemantri Brojonegoro	Bambang Permadi Soemantri Brojonegoro
Member	Wawan Iriawan	Wawan Iriawan
Member	Abdi Negara Nurdin	Abdi Negara Nurdin*
Member	Emmanuel Bambang Suyitno	Emmanuel Bambang Suyitno
Member	Edy Sihotang	Edy Sihotang
Corporate Secretary	R. Achmad Faisal	Anetta Hasan**
Internal Audit	Daru Mulyawan	Daru Mulyawan

*

Based on the Company’s Board of Commissioner's Letter No. 04/KEP/DK/2024 dated February 6, 2024 regarding the Composition of the Company's Audit Committee Members, Mr. Abdi Negara Nurdin no longer serve as member of the Company's Audit Committee.

**

Based on Notification Letter of VP Investor Relations No. Tel.11/LP 000/DCI-M0000000/2024 addressed to Indonesian Financial Services Authority about Information regarding The Appointment of the Company’s Corporate Secretary, starting from March 18, 2024, Ms. Anetta Hasan no longer serve as the Company’s Corporate Secretary and Mr.R. Achmad Faisal was appointed as Interim Corporate Secretary.

Summary of direct subsidiaries

		Start year of
		operation	Percentage of ownership*		Total assets before elimination
Subsidiary	Nature of business	commencement	2022	2023	2022	2023
PT Telekomunikasi Selular (“Telkomsel”)**	Mobile telecommunication, fixed broadband, network service, and IPTV	1995	65	70	100,085	112,326
PT Dayamitra Telekomunikasi Tbk. ("Mitratel")	Leasing of towers and digital support services for mobile infrastructure	1995	72	72	56,050	56,996
PT Multimedia Nusantara ("Metra")	Network telecommunication services and multimedia	1998	100	100	18,740	18,425
PT Telekomunikasi Indonesia International (“Telin”)	International telecommunication and information services	1995	100	100	13,949	15,175
PT Telkom Satelit Indonesia (“Telkomsat”)	Telecommunication - provides satellite communication system and its related services	1996	100	100	6,463	7,927
PT Sigma Cipta Caraka (“Sigma”)	Hardware and software computer consultation service	1988	100	100	8,491	7,603
PT Graha Sarana Duta ("GSD")	Developer, trade, service and transportation	1982	100	100	5,845	5,592
PT Telkom Akses ("Telkom Akses")	Construction, service and trade in the field of telecommunication	2013	100	100	5,308	4,777
PT Telkom Data Ekosistem ("TDE")	Data center	1996	100	100	3,189	4,037
PT Metra-Net (“Metra-Net”)	Multimedia portal service	2009	100	100	1,731	1,654
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infra”)	Developer service and trading in the field of telecommunication	2014	100	100	1,360	1,261
PT PINS Indonesia (“PINS”)	Trade in telecommunication devices	1995	100	100	797	775
PT Napsindo Primatel Internasional (“Napsindo”)	Telecommunication - provides Network Access Point (“NAP”), Voice Over Data (“VOD”) and other related services	1999; ceased operations on January 13, 2006	60	60	5	5
PT Telkom Infrastruktur Indonesia (“Infraco”)	Network telecommunication and information services	not yet operating***	—	100	—	0

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

** Refer to Note 1e for details of the Company’s ownership changes in Telkomsel.

***Commencement of commercial operation starts in 2024.

All direct subsidiaries are domiciled in Indonesia.

Summary of immediate indirect subsidiaries

		Start year of
		operation	Percentage of ownership*		Total assets before elimination
Subsidiary	Nature of business	commencement	2022	2023	2022	2023
PT Metra Digital Investama (“MDI”)	Trading, information and multimedia technology, entertainment and investment services	2013	100	100	9,019	8,556
Telekomunikasi Indonesia International Ltd. ("Telin Hong Kong"), domiciled in Hong Kong	Investment holding and telecommunication services	2010	100	100	2,981	3,842
Telekomunikasi Indonesia International Pte. Ltd. ("Telin Singapore"), domiciled in Singapore	Telecommunication and related services	2008	100	100	3,678	3,499
PT Infomedia Nusantara (“Infomedia”)	Information provider services, contact center and content directory	1984	100	100	2,267	2,238
PT Telkom Landmark Tower (“TLT”)	Property development and management services	2012	55	55	2,100	1,986
PT Finnet Indonesia (“Finnet”)	Information technology services	2006	60	60	1,248	1,761
PT Persada Sokka Tama ("PST")	Leasing of towers and other telecommunication services	2008	100	100	1,401	1,622
PT Nuon Digital Indonesia (“Nuon”)	Digital content exchange hub services	2010	100	100	1,199	1,194
Telekomunikasi Indonesia International (TL) S.A. ("Telkomcel"), domiciled in Timor Leste	Telecommunication networks, mobile, internet, and data services	2012	100	100	836	1,082
PT Telkomsel Mitra Inovasi ("TMI")	Business management consulting and investment services	2019	100	100	945	1,030
PT Metra Digital Media (“MD Media”)	Telecommunication information and other Information services	2013	100	100	986	993
PT Telkomsel Ekosistem Digital ("TED")	Business management consulting services and investment and/or investment in other companies	2021	100	100	807	777
PT Administrasi Medika (“Admedika”)	Health insurance administration services	2003	100	100	632	757
PT Teknologi Data Infrastruktur (“TDI”)	Telecommunication service and data center	2013	100	60	7	605
TS Global Network Sdn. Bhd. ("TSGN"), domiciled in Malaysia	Satellite services	1996	70	70	566	420
PT Swadharma Sarana Informatika ("SSI")	Cash replenishment services and ATM maintenance	2001	51	51	457	391
PT Digital Aplikasi Solusi (“Digiserve”)	Communication system services	2014	100	100	384	341
PT Graha Telkomsigma ("GTS")	Management and consultation services	1999	100	100	191	333
PT Graha Yasa Selaras (“GYS”)	Tourism and hospitality services	2012	51	51	285	290
PT Nusantara Sukses Investasi ("NSI")	Service and trading	2014	100	100	289	278
PT Nutech Integrasi ("Nutech")	System integrator service	2001	60	60	273	226
Telekomunikasi Indonesia International (USA) Inc. (“Telin USA”), domiciled in USA	Telecommunication and information services	2014	100	100	294	212
PT Collega Inti Pratama ("CIP")	Trading and services	2001	70	70	173	191
PT Media Nusantara Data Global ("MNDG")	Consultation services of hardware, software, data center, and internet exchange	2012	55	55	116	136
Telekomunikasi Indonesia International (Malaysia) Sdn. Bhd. (”Telin Malaysia”), domiciled in Malaysia	Telecommunication and information services	2013	70	70	125	125
Telekomunikasi Indonesia International (Australia) Pty. Ltd. (“Telin Australia”), domiciled in Australia	Telecommunication and information services	2013	100	100	33	67
PT Metra TV (“Metra TV”)	Subscription broadcasting services	2013	100	100	34	50
PT Pojok Celebes Mandiri ("PCM")	Travel agent services	2008	100	100	33	44
PT Bosnet Distribution Indonesia (“BDI”)	Trade and consultation services	2012	60	60	36	40
PT Metraplasa (“Metraplasa”)	Network and e-commerce services	2014; ceased operations on October, 2020	60	60	30	30
NeutraDC Singapore Pte.Ltd (“NeutraDC Singapore”) domiciled in Singapore	Data center	not yet operating***	—	100	—	—

*  Percentage of ownership amounting to 99.99% is presented into rounding of 100%.

***  Commencement of commercial operation starts in 2024.

Other than those specifically stated, indirect subsidiaries are domiciled in Indonesia.